Taxation (Details 1) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	¥ 127,753
Loss expiring in 2020
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	45,635
Loss expiring in 2021
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	28,344
Loss expiring in 2022
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	51,624
Loss Expiring In 2023
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	¥ 2,150